Schedule of Investments
(unaudited)
April 30, 2023
iShares
®
U.S. Consumer Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.3%
FedEx Corp. ...................... 105 $ 23,917
United Parcel Service, Inc., Class B ...... 77 13,845
37,762
Beverages — 0.4%
Brown-Forman Corp., Class B, NVS ...... 151 9,828
Constellation Brands, Inc., Class A ....... 225 51,631
61,459
Broadline Retail — 13.4%
Amazon.com, Inc.
(a)
................. 15,735 1,659,256
Coupang, Inc., Class A
(a)
.............. 1,695 28,408
Dillard's, Inc., Class A ................ 27 8,056
eBay, Inc. ........................ 542 25,165
Etsy, Inc.
(a)
....................... 199 20,105
Kohl's Corp. ...................... 772 17,007
Macy's, Inc. ...................... 1,373 22,435
Nordstrom, Inc. .................... 648 10,018
Ollie's Bargain Outlet Holdings, Inc.
(a)
..... 419 27,340
1,817,790
Building Products — 0.2%
Fortune Brands Innovations, Inc. ........ 134 8,669
Masco Corp. ...................... 295 15,785
Masterbrand, Inc.
(a)
................. 134 1,081
25,535
Commercial Services & Supplies — 1.1%
Cintas Corp. ...................... 201 91,610
Copart, Inc.
(a)
..................... 564 44,584
Driven Brands Holdings, Inc.
(a)
.......... 255 7,829
Rollins, Inc. ....................... 244 10,309
154,332
Consumer Finance — 0.1%
FirstCash Holdings, Inc. .............. 100 10,303
Consumer Staples Distribution & Retail — 23.0%
Albertsons Cos., Inc., Class A .......... 803 16,783
BJ's Wholesale Club Holdings, Inc.
(a)
...... 736 56,208
Casey's General Stores, Inc. ........... 190 43,476
Costco Wholesale Corp. .............. 1,719 865,035
Dollar General Corp. ................ 1,228 271,953
Dollar Tree, Inc.
(a)
................... 1,253 192,599
Grocery Outlet Holding Corp.
(a)
.......... 509 15,158
Kroger Co. (The) ................... 3,049 148,273
Performance Food Group Co.
(a)
......... 434 27,207
Sprouts Farmers Market, Inc.
(a)
.......... 562 19,479
Sysco Corp. ...................... 700 53,718
Target Corp. ...................... 2,639 416,302
US Foods Holding Corp.
(a)
............. 627 24,077
Walgreens Boots Alliance, Inc. .......... 1,717 60,524
Walmart, Inc. ...................... 6,056 914,274
3,125,066
Distributors — 0.5%
Genuine Parts Co. .................. 230 38,712
Pool Corp. ....................... 82 28,808
67,520
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.
(a)
.... 37 2,816
H&R Block, Inc. .................... 403 13,666
Service Corp. International ............ 175 12,283
28,765
Security
Shares
Shares Value
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(a)
........ 235 $ 15,928
Financial Services — 2.1%
Block, Inc., Class A
(a)
................ 1,042 63,343
Mastercard, Inc., Class A .............. 199 75,626
Toast, Inc., Class A
(a)
................ 610 11,102
Visa, Inc., Class A .................. 557 129,631
279,702
Food Products — 0.2%
Flowers Foods, Inc. ................. 544 14,966
Freshpet, Inc.
(a)(b)
................... 119 8,207
Lancaster Colony Corp. .............. 52 10,874
34,047
Ground Transportation — 0.7%
(a)
Avis Budget Group, Inc. .............. 36 6,360
Lyft, Inc., Class A ................... 754 7,728
Uber Technologies, Inc. ............... 2,434 75,576
89,664
Health Care Providers & Services — 0.1%
McKesson Corp. ................... 56 20,398
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............ 563 9,104
Hotels, Restaurants & Leisure — 14.0%
Airbnb, Inc., Class A
(a)
................ 535 64,023
Aramark ......................... 565 19,605
Bloomin' Brands, Inc. ................ 367 9,091
Boyd Gaming Corp. ................. 198 13,741
Brinker International, Inc.
(a)
............ 248 9,900
Caesars Entertainment, Inc.
(a)
.......... 521 23,596
Carnival Corp.
(a)
.................... 727 6,696
Cheesecake Factory, Inc. (The) ......... 211 7,109
Chipotle Mexican Grill, Inc.
(a)
........... 141 291,534
Choice Hotels International, Inc. ......... 112 14,282
Churchill Downs, Inc. ................ 74 21,647
Cracker Barrel Old Country Store, Inc. ..... 119 12,633
Darden Restaurants, Inc. ............. 559 84,929
Dave & Buster's Entertainment, Inc.
(a)
..... 218 7,730
Domino's Pizza, Inc. ................. 164 52,065
DoorDash, Inc., Class A
(a)
............. 924 56,540
DraftKings, Inc., Class A
(a)
............. 883 19,347
Expedia Group, Inc.
(a)
................ 254 23,866
Hilton Grand Vacations, Inc.
(a)
.......... 182 7,790
Hilton Worldwide Holdings, Inc. ......... 811 116,800
Hyatt Hotels Corp., Class A
(a)
........... 100 11,430
Jack in the Box, Inc. ................. 35 3,244
Marriott International, Inc., Class A ....... 985 166,800
Marriott Vacations Worldwide Corp. ....... 81 10,899
McDonald's Corp. .................. 698 206,433
MGM Resorts International ............ 571 25,649
Norwegian Cruise Line Holdings Ltd.
(a)
..... 816 10,894
Papa John's International, Inc. .......... 228 17,052
Penn Entertainment, Inc.
(a)(b)
........... 297 8,848
Planet Fitness, Inc., Class A
(a)
.......... 470 39,076
Royal Caribbean Cruises Ltd.
(a)
......... 313 20,480
Shake Shack, Inc., Class A
(a)
........... 48 2,631
Starbucks Corp. .................... 2,323 265,496
Texas Roadhouse, Inc. ............... 331 36,615
Travel + Leisure Co. ................. 214 8,190
Vail Resorts, Inc. ................... 111 26,698
Wendy's Co. (The) .................. 638 14,100
Wingstop, Inc. ..................... 159 31,817
Wyndham Hotels & Resorts, Inc. ........ 275 18,760

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Consumer Focused ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.
(a)
................. 27 $ 3,086
Yum! Brands, Inc. .................. 742 104,310
1,895,432
Household Durables — 0.3%
DR Horton, Inc. .................... 139 15,265
Tempur Sealy International, Inc. ......... 412 15,438
Toll Brothers, Inc. ................... 165 10,545
41,248
Household Products — 0.8%
Clorox Co. (The) ................... 60 9,937
Colgate-Palmolive Co. ............... 297 23,701
Procter & Gamble Co. (The) ........... 457 71,466
105,104
Interactive Media & Services — 0.1%
(a)
Match Group, Inc. .................. 164 6,052
Snap, Inc., Class A, NVS .............. 679 5,914
11,966
IT Services — 0.2%
Accenture plc, Class A ............... 44 12,333
GoDaddy, Inc., Class A
(a)
.............. 163 12,336
24,669
Leisure Products — 0.1%
(a)
Mattel, Inc. ....................... 86 1,548
Peloton Interactive, Inc., Class A ........ 527 4,680
YETI Holdings, Inc. ................. 225 8,876
15,104
Machinery — 0.1%
Parker-Hannifin Corp. ................ 60 19,493
Media — 0.1%
Interpublic Group of Cos., Inc. (The) ...... 384 13,720
Personal Care Products — 0.2%
Coty, Inc., Class A
(a)(b)
................ 1,220 14,481
elf Beauty, Inc.
(a)
................... 116 10,760
Inter Parfums, Inc. .................. 11 1,670
26,911
Real Estate Management & Development — 0.1%
Zillow Group, Inc., Class C, NVS
(a)
....... 286 12,452
Residential REITs — 0.1%
Invitation Homes, Inc. ................ 466 15,550
Specialty Retail — 33.4%
Academy Sports & Outdoors, Inc. ........ 509 32,332
Advance Auto Parts, Inc. .............. 326 40,923
American Eagle Outfitters, Inc. .......... 848 11,355
Asbury Automotive Group, Inc.
(a)
......... 49 9,479
AutoNation, Inc.
(a)
................... 101 13,302
AutoZone, Inc.
(a)
................... 95 253,014
Bath & Body Works, Inc. .............. 1,078 37,838
Best Buy Co., Inc. .................. 552 41,135
Boot Barn Holdings, Inc.
(a)(b)
............ 157 11,378
Burlington Stores, Inc.
(a)
.............. 449 86,572
CarMax, Inc.
(a)(b)
.................... 630 44,119
Dick's Sporting Goods, Inc. ............ 385 55,829
Five Below, Inc.
(a)
................... 360 71,050
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 570 56,624
Foot Locker, Inc. ................... 386 16,208
GameStop Corp., Class A
(a)(b)
........... 842 16,242
Gap, Inc. (The) .................... 1,355 13,008
Home Depot, Inc. (The) .............. 5,439 1,634,637
Security
Shares
Shares Value
Specialty Retail (continued)
Leslie's, Inc.
(a)(b)
.................... 621 $ 6,738
Lithia Motors, Inc. .................. 79 17,450
Lowe's Cos., Inc. ................... 2,793 580,469
Murphy USA, Inc. .................. 72 19,817
O'Reilly Automotive, Inc.
(a)
............. 305 279,779
RH
(a)
........................... 112 28,575
Ross Stores, Inc. ................... 2,245 239,609
Sally Beauty Holdings, Inc.
(a)
........... 215 3,059
Signet Jewelers Ltd. ................. 205 15,084
TJX Cos., Inc. (The) ................. 5,831 459,599
Tractor Supply Co. .................. 631 150,430
Ulta Beauty, Inc.
(a)
.................. 346 190,795
Urban Outfitters, Inc.
(a)
............... 347 9,390
Valvoline, Inc. ..................... 323 11,160
Victoria's Secret & Co.
(a)
.............. 307 9,520
Wayfair, Inc., Class A
(a)
............... 334 11,633
Williams-Sonoma, Inc. ............... 407 49,263
4,527,415
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ....................... 327 55,485
Textiles, Apparel & Luxury Goods — 5.7%
Capri Holdings Ltd.
(a)
................ 601 24,942
Carter's, Inc. ...................... 222 15,489
Columbia Sportswear Co. ............. 98 8,187
Crocs, Inc.
(a)(b)
..................... 215 26,589
Deckers Outdoor Corp.
(a)
.............. 99 47,455
Kontoor Brands, Inc. ................. 263 11,880
Lululemon Athletica, Inc.
(a)
............. 613 232,897
NIKE, Inc., Class B ................. 2,343 296,905
Oxford Industries, Inc. ............... 79 8,152
PVH Corp. ....................... 29 2,488
Ralph Lauren Corp., Class A ........... 112 12,856
Skechers USA, Inc., Class A
(a)
.......... 326 17,340
Steven Madden Ltd. ................. 353 12,369
Tapestry, Inc. ...................... 804 32,811
VF Corp. ........................ 880 20,689
771,049
Trading Companies & Distributors — 1.3%
Fastenal Co. ...................... 925 49,802
Ferguson plc ...................... 402 56,610
MSC Industrial Direct Co., Inc., Class A .... 90 8,166
SiteOne Landscape Supply, Inc.
(a)(b)
....... 101 14,922
WW Grainger, Inc. .................. 66 45,907
175,407
Total Long-Term Investments — 99.4%
(Cost: $13,419,281) .............................. 13,488,380

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Consumer Focused ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.02%
(e)
............ 205,352 $ 205,413
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75% .................. 71,599 71,599
Total Short-Term Securities — 2.1%
(Cost: $276,968) ................................ 277,012
Total Investments — 101.5%
(Cost: $13,696,249 ) .............................. 13,765,392
Liabilities in Excess of Other Assets — (1.5)% ............ (200,395)
Net Assets — 100.0% ..............................
$ 13,564,997
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 298,302 $ — $ (93,859)
(a)
$ 973 $ (3) $ 205,413 205,352 $ 3,984
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 60,000 11,599
(a)
— — — 71,599 71,599 2,480 —
$ 973 $ (3) $ 277,012 $ 6,464 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Consumer Focused ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,488,380 $ — $ — $ 13,488,380
Short-Term Securities
Money Market Funds ...................................... 277,012 — — 277,012
$ 13,765,392 $ — $ — $ 13,765,392
Portfolio Abbreviation
NVS Non-Voting Shares